Income and Mining Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Current income and mining taxes	$ (159.5)	$ (436.4)	$ (234.0)	$ (172.9)
Deferred income and mining taxes	25.7	(115.6)	(124.4)	(91.7)
Income and mining tax expense	(133.8)	(552.0)	(358.4)	(264.6)
SOUTH AFRICA
Income Taxes [Line Items]
Current income and mining taxes	(39.0)	(108.3)	(67.7)	(101.6)
Deferred income and mining taxes	44.9	(70.1)	(58.6)	(37.5)
GHANA
Income Taxes [Line Items]
Current income and mining taxes	(73.4)	(180.5)	(98.6)	(34.2)
Deferred income and mining taxes	4.5	(12.0)	(28.1)	(24.7)
AUSTRALIA
Income Taxes [Line Items]
Current income and mining taxes		(35.9)	(16.5)	(21.0)
Deferred income and mining taxes	(22.9)	(51.3)	(12.3)	(12.8)
PERU
Income Taxes [Line Items]
Current income and mining taxes	(47.1)	(111.7)	(51.2)	(16.1)
Deferred income and mining taxes	$ (0.8)	$ 17.8	$ (25.4)	$ (16.7)